Shareholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12—SHAREHOLDERS’ EQUITY

Series A Senior Convertible Preferred Shares

During the three months ended September 30, 2023, the Company accrued dividends of $93,941 for the series A senior convertible preferred shares and settled $137,246 of previously accrued dividends through the issuance of 8,423 common shares. During the nine months ended September 30, 2023, the Company accrued dividends of $314,037 for the series A senior convertible preferred shares and settled $401,183 of previously accrued dividends through the issuance of 11,290 common shares.

On May 15, 2023, the Company entered into amendments to the securities purchase agreements relating to the series A senior convertible preferred shares, pursuant to which the securities purchase agreements were amended to include a provision giving the Company to option to force the exercise of warrants issued pursuant to such securities purchase agreements for the issuance of a number of common shares equal to the quotient of (i) eighty percent (80%) of the Black Scholes Value of the warrants divided by (ii) the applicable exercise price of the warrants.

During the three and nine months ended September 30, 2023, an aggregate of 1,367,273 series A senior convertible preferred shares were converted into an aggregate of 160,752 common shares.

As of September 30, 2023 and December 31, 2022, the Company had 226,667 and 1,593,940 series A senior convertible preferred shares issued and outstanding, respectively.

Series B Senior Convertible Preferred Shares

During the three months ended September 30, 2023, the Company accrued dividends of $31,088 for the series B senior convertible preferred shares and settled $54,839 of previously accrued dividends through the issuance of 3,366 common shares. During the nine months ended September 30, 2023, the Company accrued dividends of $139,084 for the series B senior convertible preferred shares, paid $105,671 and settled $54,839 previously accrued dividends through the issuance of 3,366 common shares.

On May 15, 2023, the Company entered into amendments to the securities purchase agreements relating to the series B senior convertible preferred shares, pursuant to which the securities purchase agreements were amended to include a provision giving the Company to option to force the exercise of warrants issued pursuant to such securities purchase agreements for the issuance of a number of common shares equal to the quotient of (i) eighty percent (80%) of the Black Scholes Value of the warrants divided by (ii) the applicable exercise price of the warrants.

During the three months ended September 30, 2023, an aggregate of 288,332 series B senior convertible preferred shares were converted into an aggregate of 84,188 common shares. During the nine months ended September 30, 2023, an aggregate of 373,332 series B senior convertible preferred shares were converted into an aggregate of 88,495 common shares.

As of September 30, 2023 and December 31, 2022, the Company had 91,567 and 464,899 series B senior convertible preferred shares issued and outstanding, respectively.

Common Shares

As of September 30, 2023 and December 31, 2022, the Company was authorized to issue 500,000,000 common shares. As of September 30, 2023 and December 31, 2022, the Company had 785,311 and 56,789 common shares issued and outstanding, respectively.

In February 2023, the Company issued an aggregate of 4,157 common shares to two accredited investors as a commitment fee (see Note 10).

On May 16, 2023, the Company issued an aggregate of 10,068 common shares upon the forced cashless exercise of warrants, which were originally issued with the series A and B senior convertible preferred shares.

In May 2023, the Company issued 5,066 common shares upon the exercise of warrants for cash proceeds of $5,064.

On July 3, 2023, the Company entered into a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, pursuant to which the Company agreed to issue and sell to such purchasers an aggregate of 38,450 common shares and prefunded warrants for the purchase of 55,000 common shares at an offering price of $20.00 per common share and $19.00 per pre-funded warrant, pursuant to the Company’s effective registration statement on Form S-1 (File No. 333-272057). On July 7, 2023, the closing of this offering was completed. At the closing, the purchasers prepaid the exercise price of the prefunded warrants in full. Therefore, the Company received total gross proceeds of $1,869,000. Pursuant to the placement agency agreement, Spartan received a cash transaction fee equal to 8% of the aggregate gross proceeds and reimbursement of certain out-of-pocket expenses. After deducting these and other offering expenses, the Company received net proceeds of approximately $1,494,480. All of the purchasers exercised the prefunded warrants in full either at closing or shortly thereafter and the Company issued an aggregate of 55,000 common shares upon such exercise.

On July 14, 2023, the Company entered into a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, which were amended pursuant to an amendatory agreement, dated July 18, 2023, among the Company, Spartan and such purchasers. Pursuant to the foregoing, on July 18, 2023, the Company issued and sold to such purchasers an aggregate of 40,000 common shares at a purchase price of $24.00 per share for total gross proceeds of $960,000, pursuant to the Company’s effective shelf registration statement on Form S-3 (File No. 333-269509). Spartan received a cash transaction fee equal to 8% of the aggregate gross proceeds and reimbursement of certain out-of-pocket expenses. After deducting these and other offering expenses, the Company received net proceeds of approximately $858,200.

During the nine months ended September 30, 2023, the Company issued an aggregate 14,656 common shares to the holders of the series A and B senior convertible preferred shares in settlement of $456,022 of accrued dividends. Pursuant to the series A and B senior convertible preferred shares designations, dividends payable in common shares shall be calculated based on a price equal to eighty percent (80%) of the volume weighted average price for the common shares on the Company’s principal trading market during the five (5) trading days immediately prior to the applicable dividend payment date.

During the nine months ended September 30, 2023, the Company issued an aggregate of 12,683 common shares upon the cashless exercise of other warrants.

During the nine months ended September 30, 2023, the Company issued an aggregate of 160,752 common shares upon the conversion of an aggregate of 1,367,273 series A senior convertible preferred shares.

During the nine months ended September 30, 2023, the Company issued an aggregate of 88,495 common shares upon the conversion of an aggregate of 373,332 series B senior convertible preferred shares.

During the nine months ended September 30, 2023, the Company issued an aggregate of 299,206 common shares upon the conversion promissory notes and accrued interest (see Note 10).

Warrants

Warrant Dividend Issued to Common Shareholders

On January 3, 2023, the Company issued warrants for the purchase of 4,079 common shares as a dividend to common shareholders of record as of December 23, 2022, pursuant to a warrant agent agreement, dated January 3, 2023, with VStock Transfer, LLC. Each holder of common shares received a warrant to purchase one (1) common share for every ten (10) common shares owned as of the record date (with the number of shares underlying the warrant received rounded down to the nearest whole number). Each warrant represents the right to purchase common shares at an initial exercise price of $420.00 per share (subject to certain adjustments as set forth in the warrants). The Company may, at its option, voluntarily reduce the then-current exercise price to such amount and for such period or periods of time which may be through the expiration date as may be deemed appropriate by the board of directors. Cashless exercises of the warrants are not permitted. The warrants will generally be exercisable in whole or in part beginning on the later of (i) January 3, 2024 or (ii) the date that a registration statement on Form S-3 with respect to the issuance and registration of the common shares underlying the warrants has been filed with and declared effective by the SEC, and thereafter until January 3, 2026. The Company may redeem the warrants at any time in whole or in part at $0.001 per warrant (subject to equitable adjustment to reflect share splits, share dividends, share combinations, recapitalizations and like occurrences) upon not less than 30 days’ prior written notice to the registered holders of the warrants. As a result of the issuance of warrants as a dividend to common shareholders, the Company recognized a deemed dividend of approximately $0.6 million, which was calculated using a Black-Scholes pricing model.

Warrants Issued in Private Placements of Promissory Notes

On February 3, 2023 (as described in Note 10), the Company entered into securities purchase agreements with two accredited investors, Mast Hill and Leonite, pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $604,000 and (ii) five-year warrants for the purchase of an aggregate of 1,259 common shares at an exercise price of $420.00 per share (subject to adjustment) for total cash proceeds of $540,000. As additional consideration, the Company issued an aggregate of 1,259 common shares to the investors as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 9 common shares at an exercise price of $525.00 (subject to adjustment). On August 30, 2023, Leonite exercised its warrant in full on a cashless basis for 684 common shares and on September 11, 2023, Mast Hill exercised its warrant in full on a cashless basis for 143 common shares. The exercise prices of the outstanding foregoing warrants were adjusted on multiple occasions due to the antidilution provisions (down round feature) in the warrants described below.

Accordingly, a portion of the proceeds were allocated to the warrants and common shares based on their relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 162.3%; (iii) weighted average risk-free interest rate of 4.1%; (iv) expected life of five years; (v) estimated fair value of the common shares of $193.00 per share; (vi) exercise price ranging from $420.00 to $525.00; and (vii) various probability assumptions related to down round price adjustments. The fair value of the warrants was $222,129 and the fair value of the commitment shares was $242,858, resulting in the amount allocated to the warrants and commitment shares, based on their relative fair value of $218,172, which was recorded as additional paid-in capital.

On February 9, 2023 (as described in Note 10), the Company entered into securities purchase agreements with two accredited investors, Mast Hill and Leonite, pursuant to which the Company issued to such investors five-year warrants for the purchase of an aggregate of 5,329 common shares at an exercise price of $420.00 per share (subject to adjustment). As additional consideration, the Company issued Leonite a five-year warrant for the purchase of 2,431 common shares at an exercise price of $1.00 per share (subject to adjustment), which were issued as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 120 common shares at an exercise price of $525.00 (subject to adjustment). On August 30, 2023, Leonite exercised both warrants in full on a cashless basis for 3,920 common shares and on September 11, 2023, Mast Hill exercised its warrant in full on a cashless basis for 1,901 common shares. The exercise prices of the outstanding foregoing warrants were adjusted on multiple occasions due to the antidilution provisions (down round feature) in the warrants described below.

Accordingly, a portion of the proceeds were allocated to the warrants and common shares based on their relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 162.0%; (iii) weighted average risk-free interest rate of 4.3%; (iv) expected life of five years; (v) estimated fair value of the common shares of $180.00 per share; (vi) exercise price ranging from $1.00 to $525.00; and (vii) various probability assumptions related to down round price adjustments. The fair value of the warrants was $1,323,774 and the fair value of the commitment shares was $521,590, resulting in the amount allocated to the warrants and commitment shares, based on their relative fair value of $879,829, which was recorded as additional paid-in capital.

On February 22, 2023 (as described in Note 10), the Company entered into securities purchase agreement with one accredited investor, Mast Hill, pursuant to which the Company issued to such investor five-year warrants for the purchase of an aggregate of 1,830 common shares at an exercise price of $420.00 per share (subject to adjustment). As additional consideration, the Company issued a five-year warrant for the purchase of 1,984 common shares at an exercise price of $1.00 per share (subject to adjustment) to the investor as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 76 common shares at an exercise price of $525.00 (subject to adjustment). On September 11, 2023, Mast Hill exercised both warrants in full on a cashless basis for 3,098 common shares. The exercise prices of the outstanding foregoing warrants were adjusted on multiple occasions due to the antidilution provisions (down round feature) in the warrants described below.

Accordingly, a portion of the proceeds were allocated to the warrants based on their relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 161.6%; (iii) weighted average risk-free interest rate of 4.5%; (iv) expected life of five years; (v) estimated fair value of the common shares of $151.00 per share; (vi) exercise price ranging from $1.00 to $525.00; and (vii) various probability assumptions related to down round price adjustments. The fair value of the warrants was $556,485, resulting in the amount allocated to the warrants, based on their relative fair value of $261,945, which was recorded as additional paid-in capital.

Warrants Issued in Public Equity Offering

On July 7, 2023 (as described above), the Company closed on a securities purchase agreement with certain purchasers and a placement agency agreement with Spartan, pursuant to which the Company agreed to issue and sell to such purchasers prefunded warrants for the purchase of 55,000 common shares at an exercise price of $1.00 per common share. All of the prefunded warrants were exercised in full either at closing or shortly thereafter and the Company issued an aggregate of 55,000 common shares upon such exercise.

The Company evaluated the prefunded warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the prefunded warrants and applicable authoritative guidance in ASC 480 and ASC 815-40. The Company determined the prefunded warrants issued failed the indexation guidance under ASC 815-40, specifically, the prefunded warrants provide for a Black-Scholes value calculation in the event of certain transactions (“Fundamental Transactions”), which includes a floor on volatility utilized in the value calculation at 100% or greater. The Company has determined that this provision introduces leverage to the holders of the warrants that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Accordingly, pursuant to ASC 815-40, the Company recorded the fair value of the warrants as a liability upon issuance and marked to market each reporting period in the Company’s consolidated statement of operations until their exercise or expiration.

The fair value of the warrants deemed to be a liability, due to certain contingent put features, was determined using the Black-Scholes option pricing model, which was deemed to be an appropriate model due to the terms of the warrants issued, including a fixed term and exercise price. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 157.8%; (iii) risk-free interest rate of 5.3%; (iv) expected life of 30 days; (v) estimated fair value of the common shares of $22.04 per share; (vi) exercise price of $1.00.

The following table provides a roll-forward of the warrant liability for the three and nine months ended September 30, 2023, as follows:

Amount
Balance at December 31, 2022	$-
Fair value of warrant liability upon issuance	1,156,300
Loss on change in fair value of warrant liability	27,900
Extinguishment of warrant liability upon exercise of prefunded warrants	(1,184,200)
Balance at September 30, 2023	$-

Warrants Issued in Private Placement of 20% OID Promissory Notes

On August 11, 2023 (as described in Note 10), the Company entered into a securities purchase agreement in a private placement transaction with certain accredited investors, pursuant to which the Company issued five-year warrants for the purchase of an aggregate of 40,989 common shares an exercise price of $18.30 (subject to standard adjustments). Spartan acted as placement agent in connection with the securities purchase agreement and received warrants for the purchase of a number of common shares equal to eight percent (8%) of the number common shares issuable upon conversion of the notes and exercise of the warrants at an exercise price of $20.13 per share (subject to standard adjustments), resulting in the issuance of a warrant for 86,613 common shares. The warrant is exercisable at any time six months after the date of issuance and until the fifth anniversary thereof.

Accordingly, a portion of the proceeds were allocated to the warrants based on their relative fair value using the Black-Scholes option pricing model. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 153.1%; (iii) risk-free interest rate of 4.3%; (iv) expected life of 5 years; (v) estimated fair value of the common shares of $18.52 per share; (vi) exercise price ranging from $18.30 to $20.13. The fair value of the warrants was $2,171,600, resulting in the amount allocated to the warrants, based on their relative fair value of $909,377, which was recorded as additional paid-in capital.

Exercise Price Adjustments to Warrants

As a result of the issuance of common shares in settlement of series A senior convertible preferred shares accrued dividends on January 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $153.44 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $1,217,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares in settlement of series A senior convertible preferred shares accrued dividends on April 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $59.48 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $534,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares in the offering on July 7, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $20.00 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $19,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares in settlement of series A senior convertible preferred shares and series B senior convertible preferred shares accrued dividends on July 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $16.28 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of approximately $3,000, which was calculated using a Black-Scholes pricing model.

As a result of the issuance of common shares upon the conversion of promissory notes on August 30, 2023, the exercise price of certain of the Company’s outstanding warrants was adjusted to $7.92 pursuant to certain antidilution provisions of such warrants (down round feature). As a result, the Company recognized a deemed dividend of $6,000, which was calculated using a Black-Scholes pricing model.

Below is a table summarizing the changes in warrants outstanding during the nine months ended September 30, 2023:

	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2022	30,712	$413.98
Granted	199,719	39.60
Exercised/settled	(94,816)	(17.43)
Outstanding at September 30, 2023	135,615	$33.86
Exercisable at September 30, 2023	131,536	$21.88

As of September 30, 2023, the outstanding warrants have a weighted average remaining contractual life of 4.74 years and a total intrinsic value of $0.

NOTE 17—SHAREHOLDERS’ EQUITY (DEFICIT)

Allocation Shares

As of December 31, 2022 and 2021, the Company had authorized and outstanding 1,000 allocation shares. These allocation shares do not entitle the holder thereof to vote on any matter relating to the Company other than in connection with amendments to the Company’s operating agreement and in connection with certain other corporate transactions as specified in the operating agreement.

The Manager owns 100% of the allocation shares of the Company which represent the original equity interest in the Company. As a holder of the allocation shares, the Manager is entitled to receive a 20% profit allocation as a form of preferred distribution, pursuant to a profit allocation formula upon the occurrence of certain events. Generally, the distribution of the profit allocation is paid upon the occurrence of the sale of a material amount of capital stock or assets of one of the Company’s businesses, including if the Company distributes its equity ownership in a subsidiary to the Company’s shareholders in a spin-off or similar transaction (a “Sale Event”), or, at the option of the Manager, at the five-year anniversary date of the acquisition of one of the Company’s businesses (a “Holding Event”). The Company records distributions of the profit allocation to the holders upon occurrence of a Sale Event or Holding Event as dividends declared on allocation interests to stockholders’ equity when they are approved by the Company’s board of directors.

The 1,000 allocation shares are issued and outstanding and held by the Manager, which is controlled by Mr. Roberts, the Company’s chief executive officer and a principal shareholder.

Common Shares

The Company’s board of directors approved a 1-for-4 reverse stock split of its issued and outstanding common shares, which became effective August 2, 2022 (as described in Note 1).

As of December 31, 2022 and 2021, the Company was authorized to issue 500,000,000 common shares. As of December 31, 2022 and 2021, the Company had 56,789 and 28,105 common shares issued and outstanding, respectively.

On March 26, 2021, the Company issued an aggregate of 997 common shares to the holders of the series A senior convertible preferred shares issued during 2020. The purchase price for the units issued to such holders was $1.90 per unit. As noted above, on March 26, 2021, the Company issued additional units at a purchase price of $1.65 per unit. In exchange for the consent of the holders of the Company’s outstanding series A senior convertible preferred shares to the issuance of these additional units at a lower purchase price than such holders paid for their shares, the Company issued 997 common shares to such holders.

On February 16, 2022, the Company issued 381 common shares upon the conversion of 133,333 series A senior convertible preferred shares.

From July 12, 2022 to September 15, 2022, the Company issued 1,267 common shares upon cashless exercises of warrants.

On August 2, 2022, the Company entered into an underwriting agreement with Craft Capital Management LLC and R.F. Lafferty & Co. Inc., as representatives of the underwriters named on Schedule 1 thereto, relating to the Company’s public offering of common shares. Under the underwriting agreement, the Company agreed to sell 14,286 common shares to the underwriters, at a gross purchase price per share of $420.00 per share, pursuant to the Company’s registration statement on Form S-1 (File No. 333-259011) under the Securities Act of 1933, as amended. On August 5, 2022, the closing of the public offering was completed and the Company sold 14,286 common shares for total gross proceeds of $6 million. After deducting underwriting commissions and expenses, the Company received net proceeds of approximately $5.15 million.

On August 2, 2022, the Company issued an aggregate of 8,000 common shares upon the partial extinguishment of the 6% convertible promissory notes issued to the H&I Sellers (as described in Note 14).

On August 2, 2022, the Company issued 1,899 common shares upon the partial extinguishment of the related party promissory issued to the Kyle’s Sellers (as described in Note 13).

On August 2, 2022, the Company issued 2,851 common shares to Bevilacqua PLLC, the Company’s outside securities counsel, upon the settlement of accounts payable (as described in Note 9).

On March 23, 2022, the Company declared a common share dividend of $5.00 per share, or an aggregate of $249,762, to shareholders of record as of March 31, 2022. This dividend was paid on April 15, 2022.

On July 29, 2022, the Company declared a common share dividend of $13.13 per share, or an aggregate of $337,841, to shareholders of record as of August 4, 2022. This dividend was paid on August 19, 2022.

On August 23, 2022, the Company declared a common share dividend of $13.13 per share, or an aggregate of $505,751 to shareholders of record as of September 30, 2022. This dividend was paid on October 17, 2022.

Warrants

During 2021 (as described in Note 16), the Company issued units, with each unit consisting of one (1) series A senior convertible preferred share and a three-year warrant to purchase one (1) common share at an exercise price of $1,000.00 per common share (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments described below. Accordingly, a portion of the proceeds were allocated to the warrant based on its relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 62.5-63.25%; (iii) weighted average risk-free interest rate of 0.16%; (iv) expected life of three years; (v) estimated fair value of the common shares of $1,040.00-$2,100.00 per share; and (vi) various probability assumptions related to redemption, calls and price resets. The amount allocated to the warrants, based on their relative fair of $1,472,914, was recorded as additional paid-in capital.

The warrants allow the holder to purchase one (1) common share at an exercise price of $420.00 per common share (subject to adjustment including upon any future equity offering with a lower exercise price), which may be exercised on a cashless basis under certain circumstances. Upon a reduction to the exercise price of such warrants, the number of warrant shares shall increase such that the aggregate exercise price will remain the same. The warrants have a term of three years and are callable by the Company after one year if the 30-day average stock price is in excess of $5 and the trading volume in the Company’s shares exceed 100,000 shares a day over such period. The Company can also redeem the warrants during the term for $0.50 a warrant in the first year; $1.00 a warrant in the second year; and $1.50 a warrant in the third year.

On October 8, 2021, the Company issued to Leonite Capital LLC a five-year warrant for the purchase of 625 common shares with an exercise price of $4.00 per share and a five-year warrant for the purchase of 1,250 common shares with an exercise price of $1,000.00 per share (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments described below. The exercise price is subject to standard adjustments, including upon any future equity offering with a lower exercise price. Upon a reduction to the exercise price of such warrants, the number of warrant shares shall increase such that the aggregate exercise price will remain the same. The warrants may be exercised on a cashless basis under certain circumstances and contain certain beneficial ownership limitations.

During 2022 (as described in Note 16), the Company issued units, with each unit consisting of one (1) series B senior convertible preferred share and a three-year warrant to purchase one (1) common share at an exercise price of $1,200.00 per common share (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments described below. Accordingly, a portion of the proceeds were allocated to the warrant based on its relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 51.81%; (iii) weighted average risk-free interest rate of 0.31%; (iv) expected life of three years; (v) estimated fair value of the common shares of $776.00 per share; and (vi) various probability assumptions related to redemption, calls and price resets. The fair value of the warrants was $379,533, or $315.00 per warrant, resulting in the amount allocated to the warrants, based on their relative fair of $172,050, was recorded as additional paid-in capital.

The warrants allow the holder to purchase one (1) common share at an exercise price of $420.00 per common share (subject to adjustment including upon any future equity offering with a lower exercise price), which may be exercised on a cashless basis under certain circumstances. The Company may force the exercise of the warrants at any time after the one year anniversary of the date of the warrants, if (i) the Company is listed on a national securities exchange or the over-the-counter market, (ii) the underlying common shares are registered or the holder of the warrant otherwise has the ability to trade the underlying common shares without restriction, (iii) the 30-day volume-weighted daily average price of the common shares exceeds 200% of the exercise price, as adjusted, and (iv) the average daily trading volume is at least 100,000 common shares during such 30-day period. The Company may redeem the warrants held by any holder in whole (but not in part) by paying in cash to such holder as follows: (i) $0.50 per share then underlying the warrant if within the first twelve (12) months of issuance; (ii) $1.00 per share then underlying the warrant if after the first twelve (12) months, but before twenty-four (24) months of issuance; and (iii) $1.50 per share then underlying the warrant if after twenty-four months, but before thirty-six (36) months.

On July 8, 2022 (as described in Note 12), the Company entered into a securities purchase agreement with Mast Hill Fund, L.P., pursuant to which the Company issued to it a promissory note in the principal amount of $600,000, and a five-year warrant for the purchase of 1,000 common shares at an exercise price of $600.00 per share (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments described below, which may be exercised on a cashless basis if the market price of the Company’s common shares is greater than the exercise price, for total net proceeds of $499,600. Additionally, the Company issued a three-year warrant to J.H. Darbie & Co (the broker) for the purchase of 36 common shares at an exercise price of $750.00 (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments described below, which may be exercised on a cashless basis if the market price of the Company’s common shares is greater than the exercise price. Accordingly, a portion of the proceeds were allocated to the warrants based on its relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 49.11%; (iii) weighted average risk-free interest rate of 3.13%; (iv) expected life of five years; (v) estimated fair value of the common shares of $723.00 per share; and (vi) various probability assumptions related to down round price adjustments. The fair value of the warrants was $2,405,306, or $601.00 per warrant, resulting in the amount allocated to the warrants, based on their relative fair of $402,650, which was recorded as additional paid-in capital. On August 10, 2022, the promissory note was repaid in full. On September 15, 2022, Mast Hill Fund, L.P. exercised its warrant on a cashless basis.

As a result of the issuance of the note to Mast Hill Fund, L.P. on July 8, 2022, the exercise price of certain of the Company’s outstanding warrants was adjusted to $520.00 pursuant to certain antidilution provisions of such warrants (down round feature). In addition, certain of the Company’s outstanding warrants include a “full ratchet” feature, whereby the exercise price was reset to $520.00 and the number of shares underlying the warrants was increased in the same proportion as the exercise price decrease. As a result, the Company recognized a deemed dividend of approximately $6.4 million, which was calculated using a Black-Scholes pricing model.

On August 5, 2022, the Company issued a common share purchase warrant to each of Craft Capital Management LLC and R.F. Lafferty & Co. Inc., the representatives of the underwriters for the public offering described above, for the purchase of 358 common shares at an exercise price of $525.00, subject to adjustments. The warrants will be exercisable at any time and from time to time, in whole or in part, during the period commencing on February 5, 2023 and ending on August 2, 2027 and may be exercised on a cashless basis under certain circumstances.

As a result of the public offering, the exercise price of certain of the Company’s outstanding warrants was adjusted to $420.00 pursuant to certain antidilution provisions of such warrants (down round feature). In addition, certain of the Company’s outstanding warrants include an “full ratchet” feature, whereby the exercise price was reset to $420.00 and the number of shares underlying the warrants was increased in the same proportion as the exercise price decrease. As a result, the Company recognized a deemed dividend of approximately $2.6 million, which was calculated using a Black-Scholes pricing model.

Below is a table summarizing the changes in warrants outstanding during the years ended December 31, 2022 and 2021:

	Warrants	Weighted- Average Exercise Price
Outstanding at December 31, 2020	6,603	$1,000.00
Granted	6,421	903.00
Outstanding at December 31, 2021	13,024	$952.00
Granted(1)	19,785	525.00
Exercised	(2,097)	(558.00)
Outstanding at December 31, 2022	30,712	$413.98
Exercisable at December 31, 2022	29,996	$411.33

(1)	Includes the issuance of warrants for the purchase of 2,955 common shares and an increase of 16,830 common shares underlying warrants pursuant to the adjustments described above.

As of December 31, 2022, the outstanding warrants have a weighted average remaining contractual life of 1.43 years and a total intrinsic value of $108,750.